Cash and cash equivalents	9 Months Ended
Sep. 30, 2011
Cash and cash equivalents
Cash and cash equivalents

7                 Cash and cash equivalents

	September 30, 2011	December 31, 2010
	(unaudited)
Cash	1,007	560
Short-term investments	6,558	7,024
	7,565	7,584

All the above mentioned short-term investments are made through the use of low risk fixed income securities, in a way that: those denominated in Brazilian Reais are concentrated in investments indexed to the CDI, and those denominated in US dollars are mainly time deposits, with the original due date less than three months.